Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Mar. 09, 2016	Dec. 31, 2015	Dec. 31, 2014
Letters of guarantee and letters of credit		$ 590		$ 590
Restricted cash		5,386		$ 13,480	$ 2,564
Letter of Credit
Restricted cash		$ 2,900
Navios Acquisition | Revolver
Maximum borrowing capacity			$ 50,000
Litigation settlement expense	$ 775
Settlement agreement date		Jun. 09, 2016
Lawsuit filing date		Apr. 01, 2016
Vitol S.A. | Navios Logistics
Guarantee and indemnity letter		$ 12,000
Guarantees		Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2018.
Three pushboats | Navios Logistics
Contractual Obligation		$ 10,933
Expansion of dry port facility | Navios Logistics
Contractual Obligation		$ 8,734